Equity-based compensation - Additional information (Details) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) shares metric	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)	Apr. 08, 2019 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-based compensation expense	$ 113	$ 114	$ 93
Accrued share-based payments	$ 9	$ 10
Number of awards outstanding (in shares) | shares	5,417	4,742		4,222
Remaining weighted-average vesting period	1 year 3 months 18 days
Chief executive officer [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percent paid in cash		50.00%
Percent paid in equity shares		50.00%
Top leaders [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percent paid in cash		70.00%
Percent paid in equity shares		30.00%
Long-term Incentive Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Number of metrics | metric	4
Restricted awards [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years
Minimum [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share savings plan holding period	3 years
Minimum [member] | Long-term Incentive Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Target incentive percent of base salary	30.00%
Payout percent	0.00%
Maximum [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share savings plan holding period	5 years
Maximum [member] | Long-term Incentive Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Target incentive percent of base salary	430.00%
Payout percent	200.00%